4. NOTES RECEIVABLE, RELATED PARTIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note receivable, related parties	$ 163,793	$ 65,814
Interest income from related parties	3,637	0	0
Notes Receivable [Member]
Note receivable, related parties	104,096	65,814
Interest income from related parties	3,406	0
Increase in notes receivable	42,727
Notes Receivable 2 [Member]
Note receivable, related parties	59,697
Interest income from related parties	231	0
Increase in notes receivable	$ 60,582